CONVERTIBLE DEBT (Details 5) - Secured Convertible Security [Member] $ in Thousands	12 Months Ended
Jun. 30, 2016 USD ($)
Change Convertible Security Balance [Roll Forward]
Opening balance	$ 4,500
Conversions	(638)
Change in fair market value	2,129
Balance, June 30, 2016	$ 5,991